Operating segments - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Disclosure of operating segments [line items]
Non-current assets	$ 9,360	$ 14,472
Canada
Disclosure of operating segments [line items]
Non-current assets	9,065
United States
Disclosure of operating segments [line items]
Non-current assets	64
Ireland
Disclosure of operating segments [line items]
Non-current assets	$ 231